PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Gain (loss) on disposals of property and equipment	$ (683)	$ 13
Capitalized Depreciation
Property, Plant and Equipment [Line Items]
Ending inventory	8,200	12,800
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Depreciation expense related to restructuring		1,100
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Pennsylvania Medical Dispensary
Property, Plant and Equipment [Line Items]
Property and equipment disposed	300
Gain (loss) on disposals of property and equipment	100
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Mendota Facility
Property, Plant and Equipment [Line Items]
Gain (loss) on disposals of property and equipment		100
Write down of remaining assets		100
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Encanto Green Cross Dispensary
Property, Plant and Equipment [Line Items]
Property and equipment disposed		2,500
Write down of remaining assets		200
Depreciation expense		700
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Florida Cultivation and Manufacturing Facility
Property, Plant and Equipment [Line Items]
Property and equipment disposed		2,100
Gain (loss) on disposals of property and equipment		$ 900
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Property and equipment disposed	800
Gain (loss) on disposals of property and equipment	$ (800)